INCOME TAXES	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 8 – INCOME TAXES

The Company did not record any income tax provision for the years ended December 31, 2024 and 2023, respectively, due to the Company’s net losses. The Company files income tax returns in the United States (“Federal”) and California (“State”) jurisdictions. The Company is subject to Federal and State income tax examinations by tax authorities for all years filed. At December 31, 2024 the Company had Federal and State net operating loss carry forwards available to offset future taxable income of approximately $2,131,000. These carry forwards may be carried forward indefinitely subject to IRS limitations, including change in ownership. The Company periodically evaluates the likelihood of the realization of deferred tax assets and adjusts the carrying amount of the deferred tax assets by a valuation allowance to the extent the future realization of the deferred tax assets is not judged to be more likely than not. The Company considers many factors when assessing the likelihood of future realization of our deferred tax assets, including recent cumulative earnings experience by taxing jurisdiction, expectations of future taxable income or loss, the carry-forward periods available to us for tax reporting purposes, and other relevant factors.

At December 31, 2024, based on the weight of available evidence, including cumulative loss in the current year and expectations of future taxable income, the Company determined that it was more likely than not that its deferred tax assets of approximately $640,000 would not be realized. Accordingly, the Company has recorded a valuation allowance for 100% of its cumulative deferred tax assets.

The components of our deferred tax assets are as follows.

	Year Ended December 31,
	2024	2023
Net Operating Loss Carryforward	$596,000	$366,000
Amortization of debt discount	$44,000	$0
Total net deferred tax assets	$640,000	$366,000
Less valuation allowance	$(640,000)	$(366,000)
Net Deferred tax assets	$0	$0

A reconciliation of income taxes with the amount computed at the statutory rate are as follows:

	Year Ended December 31,
	2024	2023
Computed tax provision (benefit) at federal statutory rate	21%	21%
State income taxes, net of federal benefit	6.90%	6.90%
Permanent differences	-5.66%	-14.70%
Change in valuation allowance	-22.24%	-13.20%
	0%	0%